Employee Separation and Asset Related Charges, Net (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Program
For the years ended December 31, 2015, 2014 and 2013, Chemours recorded charges for employee separation and asset related charges as follows:
	Year Ended December 31,
	2015	2014	2013
Employee Separation Charges	$137	$18	$2
Asset Related Charges–Restructuring	133	3	—
Asset Related Charges–Impairment(1)	48	—	—
Decommissioning and other charges–Restructuring	15	—	—
Total	$333	$21	$2

(1)
See Note 12 for further information.

Schedule of Restructuring Charges
The charges related to our programs and impairments impacted segment earnings for the years ended December 31, 2015 and 2014 as follows:
	Titanium Technologies	Fluoroproducts	Chemical Solutions	Total
Year ended December 31, 2015
Titanium Technologies plant closures	$140	$—	$—	$140
Fluoroproducts restructuring and other asset impairment	—	24	—	24
RMS plant closure	—	—	57	57
2015 Restructuring	33	54	25	112(1)
	$173	$78	$82	$333
Year ended December 31, 2014
2014 Restructuring	$3	$16	$—	$19

(1)
Includes approximately $24 related to corporate overhead functions that was allocated to our segments.

The following table shows the change in our significant liability account balances.
	Titanium Technologies Site Closures	Chemical Solutions Site Closures	2015 Restructuring	2014 Restructuring	Total
Balance as of December 31, 2013	$—	$—	$—	$—	$—
Charges to income for the year ended December 31, 2014	—	—	—	16	16
Charges to liability accounts:
Payments	—	—	—	(2)	(2)
Net currency translation adjustment	—	—	—	(2)	(2)
Balance as of December 31, 2014	—	—	—	12	12
Charges to income for the year ended December 31, 2015	11	12	112	—	135
Charges to liability accounts:
Payments	—	—	(39)	(11)	(50)
Net currency translation adjustment(1)	—	—	—	—	—
Balance as of December 31, 2015	$11	$12	$73	$1	$97

(1)
Net currency translation adjustment for the year ended December 31, 2015 was less than $1.